IFRS 7 Disclosure - Market Risk - Summary of Market Risk Structural Interest Rate Sensitivities Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
100bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (1,140)	$ (1,215)
100bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	505	451
100bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	755	638
100bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(582)	(604)
200bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(2,407)	(2,507)
200bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	923	825
200bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,067	1,003
200bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,370)	$ (1,007)
Canadian dollar [member] | 100bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,103)
Canadian dollar [member] | 100bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	330
Canadian dollar [member] | 100bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,023
Canadian dollar [member] | 100bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(398)
Canadian dollar [member] | 200bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(2,217)
Canadian dollar [member] | 200bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	579
Canadian dollar [member] | 200bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	2,046
Canadian dollar [member] | 200bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(952)
U.S. dollars [member] | 100bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(37)
U.S. dollars [member] | 100bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	175
U.S. dollars [member] | 100bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(268)
U.S. dollars [member] | 100bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(184)
U.S. dollars [member] | 200bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(190)
U.S. dollars [member] | 200bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	344
U.S. dollars [member] | 200bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(979)
U.S. dollars [member] | 200bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (418)